Additional paid-in capital (Details 3) - Options Held [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Risk-free interest rate	4.13%	4.15%	3.05%
Expected life (years)	4 years 2 months 12 days	4 years 10 months 24 days	4 years 6 months
Forfeiture rate	0.00%	0.00%	0.00%
Expected volatility	167.00%	145.00%	123.00%